Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 587.3	$ 622.0	$ 636.8
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	95.0	117.4	96.7
Share-based compensation expense	136.4	115.1	117.8
Gains on disposal of property, equipment, and software, net	(0.9)	(5.8)	0
Purchase of trading investments	(10,192.5)	(10,548.6)	(7,093.1)
Proceeds from sale of trading investments	10,185.3	10,537.6	7,032.7
Other gains and losses, net	(8.3)	(49.0)	(15.6)
Call premium on debt extinguishment	(23.0)	0	0
Losses/(gains) of consolidated investment products, net	97.7	138.9	(114.0)
Tax benefit from share-based compensation	52.2	77.8	63.4
Excess tax benefits from share-based compensation	(12.7)	(14.7)	(14.8)
Equity in earnings of unconsolidated affiliates	(29.7)	(30.5)	(40.2)
Dividends from unconsolidated affiliates	15.6	21.3	26.0
Changes in operating assets and liabilities:
Decrease/(increase) in cash held by consolidated investment products	(36.2)	264.2	(336.2)
Decrease/(increase) in receivables	113.8	213.4	(223.3)
(Decrease)/increase in payables	(160.7)	(494.3)	243.0
Net cash provided by operating activities	819.3	964.8	379.2
Investing activities:
Purchase of property and equipment	(99.3)	(107.0)	(89.6)
Disposal of property and equipment	0.6	12.6	0
Purchase of available-for-sale investments	(85.9)	(31.4)	(33.9)
Proceeds from sale of available-for-sale investments	50.6	60.2	64.7
Purchase of investments by consolidated investment products	(3,252.0)	(2,991.4)	(2,367.7)
Proceeds from sale of investments by consolidated investment products	3,346.8	3,479.0	2,866.3
Purchase of other investments	(126.0)	(143.4)	(69.4)
Proceeds from sale of other investments	83.6	64.6	42.4
Returns of capital and distributions from equity method investments	20.0	36.6	25.3
Acquisition of businesses	0	(14.9)	(749.6)
Acquisition earn-out payments	(37.2)	(16.8)	(26.3)
sale of management contracts	16.4	0	0
Net cash provided by/(used in) investing activities	(82.4)	348.1	(337.8)
Financing activities:
Proceeds from exercises of share options	23.0	12.4	19.6
Purchases of treasury shares	(265.0)	(436.5)	(192.2)
Dividends paid	(289.0)	(220.9)	(197.9)
Excess tax benefits from share-based compensation	12.7	14.7	14.8
Capital invested into consolidated investment products	20.0	37.2	24.3
Capital distributed by consolidated investment products	(277.0)	(172.4)	(97.2)
Repayments of debt of consolidated investment products	232.5	(513.3)	(207.3)
Net (repayments)/borrowings under credit facility	47.5	(31.0)	570.0
Net proceeds from issuance of senior notes	595.1	0	0
Repayments of senior notes	(745.7)	0	0
Acquisition of interest in consolidated investment products	0	(12.3)	0
Net cash used by financing activities	(645.9)	(1,322.1)	(65.9)
(Decrease)/increase in cash and cash equivalents	91.0	(9.2)	(24.5)
Foreign exchange movement on cash and cash equivalents	17.1	(3.9)	3.0
Cash and cash equivalents, beginning of year	727.4	740.5
Cash and cash equivalents, end of year	835.5	727.4	740.5
Supplemental Cash Flow Information:
Interest paid	(52.8)	(53.5)	(50.6)
Interest received	5.1	14.5	7.7
Taxes paid	$ (214.4)	$ (199.8)	$ (172.3)